Shareholder Report, Line Graph (Details) - USD ($)			10 Months Ended	12 Months Ended	22 Months Ended	34 Months Ended
		Dec. 21, 2022	Oct. 31, 2023	Oct. 31, 2025	Oct. 31, 2024	Oct. 31, 2025
C000240238
Account Value [Line Items]
Line Graph and Table Measure Name				PMV Adaptive Risk Parity ETF
Accumulated Value		$ 10,000	$ 9,930		$ 11,675	$ 13,561
Morningstar US Core Bond Index (USD) (TR)
Account Value [Line Items]
Line Graph and Table Measure Name	[1]			Morningstar US Core Bond Index (USD) (TR)
Accumulated Value		$ 10,000	$ 9,627		$ 10,626	$ 11,277

[1]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.